GOODWILL - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2019 CAD ($)
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill		$ 12,679		$ 12,887
U.S. Natural Gas Pipelines
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	$ 14,178	$ 12,679		$ 12,887
Midstream
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill						$ 595
Tuscarora
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill			$ 82		$ 82
Goodwill impairment charge	79
Goodwill impairment charge, net of tax and noncontrolling interest	$ 15
Goodwill accumulated impairment loss			$ 59		$ 59